Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Principal Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment, Estimated Useful Lives
Classification	Estimated useful lives
Electronic equipment	3 years
Servers	4 years
Office furniture, vehicles & logistics equipment	5 years
Leasehold improvement	Shorter of expected lives of leasehold improvements and lease term
Software	5 years

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination
Estimated average useful lives
Domain names and non-compete agreements	2 years
Customer relationship	5 years